OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Other Current Assets [Text Block]	NOTE 4 – OTHER CURRENT ASSETS
	December 31,
	2016	2015
	US Dollars	US Dollars

Deposits	6,943	6,073
Other	13,931	20,944
	20,874	27,017